                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Brandywine Trust Company
Address: 7234 Lancaster Pike
         Hockessin, DE

Form 13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard E. Carlson
Title:   President
Phone:   (302) 234-5750

Signature, Place, and Date of Signing:

         /s/  Richard E. Carlson  Hockessin, DE        11/8/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)



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[ X ]    13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-0030                  John W. Bristol & Co., Inc.
         28-2588                  Klingenstein Fields & Co. LLC









































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     50

Form 13F Information Table Value Total:     $43,913
                                            [in thousands]


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                       September 30, 2001

COLUMN 1                 COLUMN2     COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8

                         TITLE                    VALUE               SH/ PUT    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP        (X1000)    SHARES   PRN CALL   DISCRETION    MGRS      SOLE    SHARED    NONE
--------------           --------    -----        -------    ------   --------   ----------    -----     ----------------------
AOL TIME WARNER INC    Common        00184A10 5       392     11,847  SH         Sole          None       11,847
AT&T CORPORATION       Common        00195710 9     3,572    185,077  SH         Sole          None      185,077
AT&T WIRELESS GP
  TRACKING SK          Common        00209A10 6       890     59,553  SH         Sole          None       59,553
ABBOTT LABS            Common        00282410 0       467      9,000  SH         Sole          None        9,000
ALLIANCE CAP MGT
  HOLDING LP           Common        01855A10 1       686     15,000  SH         Sole          None       15,000
AMERICAN INTL. GROUP   Common        02687410 7       234      3,000  SH         Sole          None        3,000
AMGEN CORP.            Common        03116210 0       506      8,603  SH         Sole          None        8,603
BP AMOCO PLC           Preferred     05562210 4       509     10,354  SH         Sole          None       10,354
BAKER HUGHES INC.      Common        05722410 7       366     12,640  SH         Sole          None       12,640
CABOT INDUSTRIAL
  TRUST                Common        12707210 6       912     44,500  SH         Sole          None       44,500
CAPITAL ONE FINL CORP  Common        14040H10 5       207      4,500  SH         Sole          None        4,500
CISCO SYSTEMS          Common        17275R10 2       303     24,901  SH         Sole          None       24,901
COCA COLA COMPANY      Common        19121610 0     2,085     44,500  SH         Sole          None       44,500
DAL-TILE INTL          Common        23426R10 8       624     40,565  SH         Sole          None       40,565
EPIX MED INC.          Common        26881Q10 1       315     44,000  SH         Sole          None       44,000
EFFICIENT NETWORKS,
  INC                  Common        28336L10 0       249      6,000  SH         Sole          None        6,000
EMERSON ELEC CO.       Common        29250R10 4       273      6,000  SH         Sole          None        6,000
EXXON MOBIL CORP       Common        30231G10 2     6,808    172,780  SH         Sole          None      172,780
FANNIE MAE COM STK     Common        31358610 9       480      6,000  SH         Sole          None        6,000
FIRST DATA CORP.       Common        31996310 4       350      6,000  SH         Sole          None        6,000
FLEETBOSTON FINL CORP  Common        33903010 8       339      9,237  SH         Sole          None        9,237
GENERAL ELEC CO        Common        36960410 3     5,953    160,032  SH         Sole          None      160,032
GOLDMAN SACHS GROUP
  INC                  Common        38141G10 4       214      3,000  SH         Sole          None        3,000
HOME DEPOT, INC.       Common        43707610 2       423     11,025  SH         Sole          None       11,025
INTEL CORP.            Common        45814010 0       325     15,900  SH         Sole          None       15,900
INTERNATIONAL BUSINESS
   MACHINES            Common        45920010 1       482      5,250  SH         Sole          None        5,250
INTERTRUST TECH-
  NOLOGIES             Common        46133Q10 5        20     18,919  SH         Sole          None       18,919
J P MORGAN CHASE & CO  Common        46625H10 0     2,354     68,930  SH         Sole          None       68,930
JOHNSON & JOHNSON      Common        47816010 4       582     10,500  SH         Sole          None       10,500
LIBERTYBAY.COM INC     Common        53071810 8       152     12,000  SH         Sole          None       12,000
MAXIM INTEGRATED       Common        57772K10 1       745     21,328  SH         Sole          None       21,328
MEDTRONIC INC          Common        58505510 6       392      9,000  SH         Sole          None        9,000
MERCK & CO., INC.      Common        58933110 7     2,340     35,142  SH         Sole          None       35,142


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MERCURY GENERAL CORP   Common        58940010 0       357      9,000  SH         Sole          None        9,000
MICROSEMI CORP.        Common        59513710 0       521     20,000  SH         Sole          None       20,000
NORTEL NETWORKS CORP
  NEW                  Common        65656810 2       112     19,979  SH         Sole          None       19,979
NORTHERN BORDER
  PARTNERS L P         Common        66478510 2       233      6,000  SH         Sole          None        6,000
NORTHPOINT COMMUNI-
  CATIONS INC          Common        66680710 0       552      5,470  SH         Sole          None        5,470
ORACLE SYSTEMS CORP.   Common        68389X10 5     1,384    109,991  SH         Sole          None      109,991
OPTIKA                 Common        68397310 1        10     12,000  SH         Sole          None       12,000
PAGEMART NATIONWIDE,
  INC 144A             Common        69553Q10 8       150     21,429  SH         Sole          None       21,429
PHARMACIA CORP         Common        71713U10 2     2,784     68,636  SH         Sole          None       68,636
KONINKLIJKE PHILIPS
  ELECTRONICS N.V      Common        71850710 4       606     11,243  SH         Sole          None       11,243
QUALCOMM INC           Common        74752510 3       642     13,500  SH         Sole          None       13,500
SCHLUMBERGER LTD.      Common        80685710 8       420      9,196  SH         Sole          None        9,196
SHIRE PHARMACEUTICALS
  GROUP ADR            Common        82481R10 6       363      9,000  SH         Sole          None        9,000
TELEPHONE & DATA SYS
  INC                  Common        87943310 0       283      3,000  SH         Sole          None        3,000
TYCO INTL. LTD NEW     Common        90212410 6       341      7,500  SH         Sole          None        7,500
UNION PACIFIC CORP.    Common        90781810 8       310      6,620  SH         Sole          None        6,620
VIACOM INC CLASS B
  COMMON               Common        92552430 8       295      8,540  SH         Sole          None        8,540
                                                   43,913  1,436,187                                   1,436,187


























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